PROPERTY, PLANT, AND EQUIPMENT - Schedule of property and equipment (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,430,292	$ 2,481,441		$ 130,678
Accumulated depreciation	(126,506)	(84,464)	$ (84,464)	(48,056)
Net book value	2,303,786	2,396,977		82,622
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	0	51,149		51,149
Aircraft improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	79,529	79,529		79,529
Engines [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,200,000	2,200,000		0
Display aircraft [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 150,763	$ 150,763		$ 0